Deferred Tax - Summary of Reconciliation of Net Deferred Tax Assets/(Liabilities) (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Jan. 01, 2018
Disclosure of Temporary Difference Unused Tax Losses and Unused Tax Credits
At 31 December 2017	£ (16,796)
Accounting policy change (IFRS 9) (note 31)				£ 7
At 1 January 2018				(16,789)
Differences on exchange	(1,011)
Subsidiaries acquired	1
(Charged)/credited to the income statement	304		£ (4)
– deferred tax relating to changes in tax rates	(70)	£ (9,620)
(Charged)/credited to other comprehensive income	(7)
At 31 December	(17,432)	(16,796)
Restatement Adjustments
Disclosure of Temporary Difference Unused Tax Losses and Unused Tax Credits
At 31 December 2017	(16,796)	(216)
Differences on exchange		852
Subsidiaries acquired		(27,071)
(Charged)/credited to the income statement		152
– deferred tax relating to changes in tax rates		(9,620)
(Charged)/credited to other comprehensive income		(133)
At 31 December		(16,796)	(216)
Stock relief
Disclosure of Temporary Difference Unused Tax Losses and Unused Tax Credits
At 31 December 2017	(91)
At 1 January 2018				(91)
Differences on exchange	(7)
(Charged)/credited to the income statement	27
– deferred tax relating to changes in tax rates	1
At 31 December	(70)	(91)
Stock relief | Restatement Adjustments
Disclosure of Temporary Difference Unused Tax Losses and Unused Tax Credits
At 31 December 2017	(91)	31
Differences on exchange		2
Subsidiaries acquired		(375)
(Charged)/credited to the income statement		180
– deferred tax relating to changes in tax rates		71
At 31 December		(91)	31
Excess of capital allowances over depreciation
Disclosure of Temporary Difference Unused Tax Losses and Unused Tax Credits
At 31 December 2017	(174)
At 1 January 2018				(174)
Differences on exchange	(10)
(Charged)/credited to the income statement	(16)
– deferred tax relating to changes in tax rates	(10)
At 31 December	(210)	(174)
Excess of capital allowances over depreciation | Restatement Adjustments
Disclosure of Temporary Difference Unused Tax Losses and Unused Tax Credits
At 31 December 2017	(174)	(58)
Differences on exchange		15
Subsidiaries acquired		(234)
(Charged)/credited to the income statement		19
– deferred tax relating to changes in tax rates		84
At 31 December		(174)	(58)
Tax losses
Disclosure of Temporary Difference Unused Tax Losses and Unused Tax Credits
At 31 December 2017	113
At 1 January 2018				113
Differences on exchange	4
(Charged)/credited to the income statement	(11)
– deferred tax relating to changes in tax rates	(1)
At 31 December	105	113
Tax losses | Restatement Adjustments
Disclosure of Temporary Difference Unused Tax Losses and Unused Tax Credits
At 31 December 2017	113	89
Differences on exchange		(6)
(Charged)/credited to the income statement		30
At 31 December		113	89
Undistributed earnings of associates and subsidiaries
Disclosure of Temporary Difference Unused Tax Losses and Unused Tax Credits
At 31 December 2017	(241)
At 1 January 2018				(241)
Differences on exchange	6
(Charged)/credited to the income statement	(46)
At 31 December	(281)	(241)
Undistributed earnings of associates and subsidiaries | Restatement Adjustments
Disclosure of Temporary Difference Unused Tax Losses and Unused Tax Credits
At 31 December 2017	(241)	(392)
Differences on exchange		13
(Charged)/credited to the income statement		138
At 31 December		(241)	(392)
Retirement benefits
Disclosure of Temporary Difference Unused Tax Losses and Unused Tax Credits
At 31 December 2017	264
At 1 January 2018				264
Differences on exchange	15
(Charged)/credited to the income statement	(36)
– deferred tax relating to changes in tax rates	4
(Charged)/credited to other comprehensive income	(25)
At 31 December	222	264
Retirement benefits | Restatement Adjustments
Disclosure of Temporary Difference Unused Tax Losses and Unused Tax Credits
At 31 December 2017	264	117
Differences on exchange		(12)
Subsidiaries acquired		514
(Charged)/credited to the income statement		10
– deferred tax relating to changes in tax rates		(194)
(Charged)/credited to other comprehensive income		(171)
At 31 December		264	117
Trademarks
Disclosure of Temporary Difference Unused Tax Losses and Unused Tax Credits
At 31 December 2017	(17,323)
At 1 January 2018				(17,323)
Differences on exchange	(1,066)
Subsidiaries acquired	(3)
(Charged)/credited to the income statement	67
– deferred tax relating to changes in tax rates	79
At 31 December	(18,246)	(17,323)
Trademarks | Restatement Adjustments
Disclosure of Temporary Difference Unused Tax Losses and Unused Tax Credits
At 31 December 2017	(17,323)	(95)
Differences on exchange		862
Subsidiaries acquired		(28,091)
(Charged)/credited to the income statement		66
– deferred tax relating to changes in tax rates		9,935
At 31 December		(17,323)	(95)
Other Temporary Differences
Disclosure of Temporary Difference Unused Tax Losses and Unused Tax Credits
At 31 December 2017	656
Accounting policy change (IFRS 9) (note 31)				7
At 1 January 2018				£ 663
Differences on exchange	47
Subsidiaries acquired	4
(Charged)/credited to the income statement	319
– deferred tax relating to changes in tax rates	(3)
(Charged)/credited to other comprehensive income	18
At 31 December	1,048	656
Other Temporary Differences | Restatement Adjustments
Disclosure of Temporary Difference Unused Tax Losses and Unused Tax Credits
At 31 December 2017	£ 656	92
Differences on exchange		(22)
Subsidiaries acquired		1,115
(Charged)/credited to the income statement		(291)
– deferred tax relating to changes in tax rates		(276)
(Charged)/credited to other comprehensive income		38
At 31 December		£ 656	£ 92